Subsequent Events (Details Narrative) - Subsequent Event [Member]	Jan. 01, 2018 shares
Common Stock [Member]
Number of shares issued upon conversion, shares	5,175,400
Series B Convertible Preferred Stock [Member]
Number of shares issued upon conversion, shares	25,877